Summary of Fair Values of Assets Acquired and Liabilities Assumed on Acquisition Date (Detail) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Nov. 29, 2013 Vogins Technology Co. Limited ("Vogins BVI") CNY	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") USD ($)	Dec. 31, 2013 Vogins Technology Co. Limited ("Vogins BVI") CNY
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Cash and cash equivalents			1,201
Accounts receivable			10,036
Prepayment and other current assets			158
Property and equipment			171
Intangible assets			16,374
Deferred tax assets, non-current portion			2,536
Total identifiable assets acquired			30,476
Accounts payable			(1,708)
Accrued expenses and other current liabilities			(234)
Other non-current liabilities			(2,000)
Deferred tax liabilities			(2,536)
Total liabilities assumed			(6,478)
Net identifiable assets acquired			23,998
Fair value of considerations transferred			(14,344)
Gain on bargain purchase	$ 1,595	9,654	9,654	$ 1,595	9,654